Consolidated statement of comprehensive income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Profit or loss [abstract]
Net income (loss) for the year	$ 223,144	$ (187,407)	$ (291,810)
Other comprehensive income (loss), net of income tax – items that can be reclassified to the income statement
Cash flow hedge accounting	(5,150)	(872)	732
Deferred income tax	1,349	981	(1,269)
Translation adjustment of foreign subsidiaries	79,357	(184,446)	81,413
Total Other comprehensive income (loss), net of income tax - items that can be reclassified to the income statement	75,556	(184,337)	80,876
Other comprehensive income (loss), net of income tax - items that cannot be reclassified to the income statement
Changes in fair value of financial liabilities related to changes in the Company’s own credit risk	(328)	(1,572)	(583)
Deferred income tax	110	535	198
Changes in fair value of investments in equity instruments	126	(1,256)	(1,466)
Total Other comprehensive loss, net of income tax - items that will not be reclassified to the income statement	(92)	(2,293)	(1,851)
Other comprehensive income (loss) for the year, net of income tax	75,464	(186,630)	79,025
Total comprehensive income (loss) for the year	298,608	(374,037)	(212,785)
Attributable to NEXA’s shareholders	201,891	(378,759)	(217,840)
Attributable to non-controlling interests	96,717	4,722	5,055
Total comprehensive income (loss) for the year	$ 298,608	$ (374,037)	$ (212,785)